UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04409

Investment Company Act File Number

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

November 30, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Georgia Municipal Income Fund

Eaton Vance Maryland Municipal Income Fund

Eaton Vance Missouri Municipal Income Fund

Eaton Vance North Carolina Municipal Income Fund

Eaton Vance Oregon Municipal Income Fund

Eaton Vance South Carolina Municipal Income Fund

Eaton Vance Virginia Municipal Income Fund

Eaton Vance

Georgia Municipal Income Fund

November 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.3%

Security	Principal Amount (000’s omitted)	Value
Education — 5.2%
Fulton County Development Authority, (Georgia Tech Foundation Campus Recreation Center Project), 5.00%, 11/1/30	$750	$836,565
Fulton County Development Authority, (Georgia Tech Foundation Technology Square Project), 5.00%, 11/1/30	750	837,420
Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 10/1/31	245	292,158
Unified Government of Athens-Clarke County Development Authority, (UGAREF Central Precinct, LLC), 5.00%, 6/15/31	1,700	2,007,479

		$3,973,622

Electric Utilities — 1.3%
Burke County Development Authority, (Oglethorpe Power Corp.), 5.50%, 1/1/33	$1,000	$1,002,950

		$1,002,950

Escrowed/Prerefunded — 10.2%
Forsyth County Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	$800	$1,005,520
Gainesville and Hall County Hospital Authority, (Northeast Georgia Health System, Inc.), Prerefunded to 2/15/20, 5.00%, 2/15/33	1,335	1,431,681
Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), Prerefunded to 8/1/18, 5.625%, 8/1/34	675	693,610
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	205	221,111
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	220	237,826
Jefferson City School District, Prerefunded to 2/1/21, 5.25%, 2/1/33	1,500	1,665,975
Lagrange-Troup County Hospital Authority, (West Georgia Health Foundation, Inc.), Prerefunded to 7/1/18, 5.50%, 7/1/38	500	512,015
Lincoln County School District, Prerefunded to 4/1/19, 5.50%, 4/1/37	1,000	1,051,450
Unified Government of Athens-Clarke County, Water and Sewerage Revenue, Prerefunded to 1/1/19, 5.50%, 1/1/38	1,000	1,041,830

		$7,861,018

General Obligations — 18.4%
Cherokee County School System, 5.00%, 2/1/29	$1,000	$1,184,480
Columbia County, 5.00%, 4/1/23	450	523,543
Columbia County, 5.00%, 1/1/28	1,000	1,232,890
DeKalb County, (Special Transportation, Parks and Greenspace and Libraries Tax District), 5.00%, 12/1/27	1,000	1,215,470
Downtown Savannah Authority, 4.00%, 8/1/25	2,495	2,813,636
Forsyth County, 5.00%, 3/1/28	1,000	1,193,850
Forsyth County Public Facilities Authority, (Forsyth County School District), 4.00%, 2/1/30	750	819,795
Forsyth County Public Facilities Authority, (Forsyth County School District), 4.00%, 2/1/31	290	315,436
Fulton County, 5.00%, 7/1/31	1,000	1,210,740
Georgia, 2.00%, 8/1/27	315	308,193
Georgia, 5.00%, 2/1/28	1,500	1,796,490

1

Security	Principal Amount (000’s omitted)	Value
Valdosta School System, 5.00%, 2/1/28	$1,000	$1,200,590
Worth County School District, 5.00%, 12/1/37	235	276,760

		$14,091,873

Hospital — 15.1%
Carroll City-County Hospital Authority, (Tanner Medical Center, Inc.), 5.00%, 7/1/29	$500	$592,115
Cedartown Polk County Hospital Authority, (Polk Medical Center), 5.00%, 7/1/39	850	934,473
DeKalb County Hospital Authority, (DeKalb Medical Center), 6.125%, 9/1/40	1,000	1,084,900
Fulton County Development Authority, (Children’s Healthcare of Atlanta), 5.25%, 11/15/39	1,000	1,067,150
Fulton County Development Authority, (Piedmont Healthcare, Inc.), 5.00%, 7/1/32	1,500	1,726,875
Fulton County Development Authority, (WellStar Health System, Inc.), 5.00%, 4/1/37	1,250	1,423,862
Gainesville and Hall County Hospital Authority, (Northeast Georgia Health System, Inc.), 5.00%, 2/15/37	1,000	1,133,200
Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), 5.00%, 8/1/28	650	749,015
Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), 5.625%, 8/1/34	75	76,779
Macon-Bibb County Hospital Authority, (The Medical Center of Central Georgia), 5.00%, 8/1/35	1,000	1,047,540
Richmond County Hospital Authority, (University Health Services, Inc.), 5.00%, 1/1/31	1,000	1,152,070
Savannah Hospital Authority, (St. Joseph’s/Candler Health System, Inc.), 5.50%, 7/1/30	500	577,355

		$11,565,334

Industrial Development Revenue — 3.1%
Albany Dougherty Payroll Development Authority, Solid Waste Disposal, (Procter and Gamble), (AMT), 5.20%, 5/15/28	$2,000	$2,400,020

		$2,400,020

Insured – Education — 1.6%
Savannah Economic Development Authority, (SSU Community Development I, LLC), (AGM), 5.25%, 6/15/27	$1,125	$1,216,800

		$1,216,800

Insured – Electric Utilities — 5.3%
Griffin, Combined Public Utility Revenue, (AGM), 5.00%, 1/1/28	$1,000	$1,116,420
Newnan, Water, Sewerage and Light Commission, (AMBAC), 5.25%, 1/1/24	1,040	1,210,435
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	980	952,041
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	550	508,948
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	300	274,983

		$4,062,827

Insured – Escrowed/Prerefunded — 5.1%
Cobb County Kennestone Hospital Authority, (Wellstar Health System), (AMBAC), Prerefunded to 4/1/20, 5.50%, 4/1/37	$1,750	$1,905,540
Georgia Higher Education Facilities Authority, (USG Real Estate Foundation I, LLC), (AGC), Prerefunded to 6/15/18, 5.625%, 6/15/38	170	173,893
Georgia Higher Education Facilities Authority, (USG Real Estate Foundation I, LLC), (AGC), Prerefunded to 6/15/18, 5.625%, 6/15/38	830	849,007
Walton County, Water and Sewer Authority, (AGM), Prerefunded to 2/1/18, 5.00%, 2/1/33	1,000	1,005,990

		$3,934,430

Insured – General Obligations — 1.8%
Coweta County, Water and Sewerage Authority, (AGM), 5.00%, 6/1/26	$1,135	$1,378,946

		$1,378,946

2

Security	Principal Amount (000’s omitted)	Value
Insured – Lease Revenue/Certificates of Participation — 4.3%
East Point Building Authority, (Water And Sewer Project), (AGM), 5.00%, 2/1/35	$695	$804,963
Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	1,326	1,427,015
Georgia Municipal Association, Inc., Certificates of Participation, (Riverdale), (AGC), 5.375%, 5/1/32	1,000	1,046,050

		$3,278,028

Insured – Special Tax Revenue — 1.1%
Metropolitan Atlanta Rapid Transit Authority, (AMBAC), Escrowed to Maturity, 6.25%, 7/1/20	$240	$256,049
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	545	549,360

		$805,409

Insured – Water and Sewer — 4.0%
Brunswick-Glynn County Joint Water and Sewer Commission, (AGM), 5.00%, 6/1/33	$500	$532,760
DeKalb County, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	1,590	1,939,927
Henry County, Water and Sewer Authority, (NPFG), 5.25%, 2/1/25	500	598,280

		$3,070,967

Lease Revenue/Certificates of Participation — 1.5%
Atlanta & Fulton County Recreation Authority, (Zoo Atlanta Parking Facility), 5.00%, 12/1/36	$1,000	$1,185,800

		$1,185,800

Other Revenue — 2.6%
Georgia Municipal Gas Authority, (Gas Portfolio III), 5.00%, 10/1/27	$750	$844,882
Sandy Springs Public Facilities Authority, (City Center Project), 5.00%, 5/1/35	1,000	1,175,240

		$2,020,122

Senior Living/Life Care — 1.5%
Gainesville and Hall County Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/33	$500	$570,370
Savannah Economic Development Authority, (Marshes of Skidaway Island), 6.00%, 1/1/24	515	587,615

		$1,157,985

Special Tax Revenue — 3.7%
Atlanta Development Authority, (New Downtown Atlanta Stadium), 5.00%, 7/1/29	$750	$882,045
Gainesville and Hall County Hospital Authority, (Northeast Georgia Health System, Inc.), 5.00%, 2/15/33	415	438,729
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40(1)	570	227,430
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40(1)	260	103,740
Unified Government of Athens-Clarke County Development Authority, (Economic Development Projects), 5.00%, 6/1/32	1,080	1,205,723

		$2,857,667

Transportation — 3.9%
Atlanta, Airport Revenue, 5.00%, 1/1/31	$1,000	$1,165,200
Atlanta, Airport Revenue, 5.00%, 1/1/35	750	794,235
Georgia State Road and Tollway Authority, 5.00%, 6/1/29	835	1,002,601

		$2,962,036

Water and Sewer — 8.6%
Atlanta, Water and Wastewater Revenue, 5.25%, 11/1/30	$1,000	$1,161,480
Cobb County-Marietta Water Authority, 5.00%, 11/1/28	375	450,825
Columbus, Water and Sewerage Revenue, 5.00%, 5/1/33	500	575,820
Columbus, Water and Sewerage Revenue, 5.00%, 5/1/36	250	291,760

3

Security	Principal Amount (000’s omitted)	Value
Forsyth County Water and Sewerage Authority, 5.00%, 4/1/27	$1,100	$1,292,258
Fulton County, Water and Sewer Revenue, 5.00%, 1/1/33	1,500	1,683,750
Unified Government of Athens-Clarke County, Water and Sewerage Revenue, 5.00%, 1/1/29	1,000	1,178,210

		$6,634,103

Total Tax-Exempt Investments — 98.3% (identified cost $72,190,803)		$75,459,937

Other Assets, Less Liabilities — 1.7%		$1,302,444

Net Assets — 100.0%		$76,762,381

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2017, 23.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.7% to 10.6% of total investments.

(1)	Issuer is in default with respect to interest payments.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	15	Short	Mar-18	$(2,275,781)	$23,878

					$23,878

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

4

At November 30, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $23,878.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$75,459,937	$—	$75,459,937
Total Investments	$—	$75,459,937	$—	$75,459,937
Futures Contracts	$23,878	$—	$—	$23,878
Total	$23,878	$75,459,937	$—	$75,483,815

The Fund held no investments or other financial instruments as of August 31, 2017 whose fair value was determined using Level 3 inputs. At November 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Maryland Municipal Income Fund

November 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.4%

Security	Principal Amount (000’s omitted)	Value
Education — 6.7%
Maryland Health and Higher Educational Facilities Authority, (Goucher College), 5.00%, 7/1/34	$1,000	$1,096,080
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/37	900	1,022,112
Maryland Industrial Development Financing Authority, (Garrison Forest School, Inc.), 4.00%, 11/1/42	1,000	1,031,660
University System of Maryland, 4.00%, 4/1/34	1,000	1,080,780

		$4,230,632

Electric Utilities — 0.8%
Maryland Economic Development Corp., (Constellation Energy Group, Inc.), 2.55% to 6/1/20 (Put Date), 12/1/25	$500	$504,825

		$504,825

Escrowed/Prerefunded — 19.0%
Anne Arundel County, Water and Sewer Construction, Prerefunded to 4/1/18, 4.50%, 4/1/29	$1,140	$1,152,107
Baltimore County, (Metropolitan District), Prerefunded to 2/1/18, 5.00%, 2/1/31	2,000	2,011,980
Baltimore, Prerefunded to 10/15/22, 5.00%, 10/15/27	150	172,331
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health System), Prerefunded to 7/1/19, 5.00%, 7/1/32	1,000	1,053,140
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), Prerefunded to 1/1/21, 6.125%, 1/1/30	470	532,345
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), Prerefunded to 5/15/20, 5.00%, 5/15/40	2,000	2,160,040
Maryland Health and Higher Educational Facilities Authority, (Washington County Hospital), Prerefunded to 1/1/18, 5.75%, 1/1/38	750	752,550
University of Maryland, Auxiliary Facility and Tuition Revenue, Prerefunded to 4/1/21, 5.00%, 4/1/28	1,425	1,578,800
Washington Metropolitan Area Transit Authority, Prerefunded to 7/1/19, 5.00%, 7/1/32	2,500	2,632,850

		$12,046,143

General Obligations — 12.5%
Anne Arundel County, 5.00%, 10/1/39	$680	$798,558
Baltimore, 4.00%, 10/15/25	1,350	1,466,033
Howard County, 5.00%, 2/15/29	1,000	1,227,290
Maryland, 5.00%, 11/1/19	2,000	2,128,440
Maryland, Prerefunded to 8/1/22, 5.00%, 8/1/24	1,000	1,141,390
Montgomery County, 5.00%, 11/1/29	1,000	1,179,930

		$7,941,641

Hospital — 12.9%
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health System), 5.00%, 7/1/32	$1,000	$1,161,740

1

Security	Principal Amount (000’s omitted)	Value
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 7/1/33	$1,000	$1,121,570
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), 5.00%, 7/1/47	750	849,323
Maryland Health and Higher Educational Facilities Authority, (Mercy Medical Center), 5.00%, 7/1/31	1,000	1,077,340
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/39	1,000	1,101,580
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/29	1,000	1,158,080
Montgomery County, (Trinity Health Corp.), 5.00%, 12/1/45	1,500	1,709,235

		$8,178,868

Housing — 4.2%
Howard County Housing Commission, (Woodfield Oxford Square Apartments), 5.00%, 12/1/37	$1,000	$1,142,480
Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/36	430	481,338
Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/37	1,000	1,072,560

		$2,696,378

Industrial Development Revenue — 1.1%
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 3.50%, 7/1/24(1)	$730	$727,861

		$727,861

Insured-Education — 1.3%
Morgan State University, Academic and Auxiliary Facilities, (NPFG), 6.10%, 7/1/20	$760	$806,223

		$806,223

Insured-Escrowed/Prerefunded — 5.7%
Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$3,145	$3,596,716

		$3,596,716

Insured-Hospital — 5.7%
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	$3,035	$3,624,761

		$3,624,761

Insured-Housing — 0.1%
Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 5.00%, 6/1/35	$75	$86,597

		$86,597

Insured-Special Tax Revenue — 0.3%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	$1,305	$219,188

		$219,188

Insured-Transportation — 5.5%
Maryland Transportation Authority, (AGM), 5.00%, 7/1/36	$1,400	$1,430,142
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(2)	2,000	2,043,060

		$3,473,202

Insured-Water and Sewer — 2.0%
Baltimore, (Wastewater Projects), (NPFG), 5.00%, 7/1/22	$575	$621,684
Baltimore, (Wastewater Projects), (NPFG), 5.65%, 7/1/20	600	632,172

		$1,253,856

2

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 1.6%
Prince George’s County, (Regional Medical Center), 3.00%, 10/1/29	$1,000	$1,021,370

		$1,021,370

Other Revenue — 3.5%
Maryland Transportation Authority, Baltimore-Washington International Airport, Parking Revenues, (AMT), 5.00%, 3/1/23	$2,000	$2,222,100

		$2,222,100

Senior Living/Life Care — 4.8%
Howard County, (Vantage House), 5.00%, 4/1/26	$1,285	$1,376,710
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	500	560,595
Rockville, (Ingleside at King Farm), 5.00%, 11/1/37	1,000	1,103,810

		$3,041,115

Special Tax Revenue — 3.6%
Maryland Department of Transportation, Prerefunded to 2/15/18, 5.00%, 2/15/23	$1,000	$1,007,360
Montgomery County, Department of Liquor Control, 5.00%, 4/1/21	1,000	1,044,380
Montgomery County, Department of Liquor Control, 5.00%, 4/1/29	250	260,555

		$2,312,295

Transportation — 7.2%
Maryland Economic Development Corp., (Purple Line Light Rail), (AMT), 5.00%, 3/31/51	$1,000	$1,112,160
Maryland Transportation Authority, 4.00%, 7/1/27	1,000	1,083,820
Maryland Transportation Authority, 5.00%, 7/1/25	1,000	1,199,000
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/31	1,000	1,206,960

		$4,601,940

Water and Sewer — 1.9%
Washington Suburban Sanitary District, 5.00%, 6/15/30	$1,000	$1,221,270

		$1,221,270

Total Tax-Exempt Investments — 100.4% (identified cost $61,749,116)		$63,806,981

Other Assets, Less Liabilities — (0.4)%		$(259,060)

Net Assets — 100.0%		$63,547,921

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2017, 20.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.6% to 11.3% of total investments.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2017, the aggregate value of these securities is $727,861 or 1.1% of the Fund’s net assets.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

3

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

The Fund did not have any open derivative instruments at November 30, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$63,806,981	$—	$63,806,981
Total Investments	$—	$63,806,981	$—	$63,806,981

The Fund held no investments or other financial instruments as of August 31, 2017 whose fair value was determined using Level 3 inputs. At November 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Missouri Municipal Income Fund

November 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.0%

Security	Principal Amount (000’s omitted)	Value
Education — 1.8%
Missouri Health and Educational Facilities Authority, (University of Central Missouri), 5.00%, 10/1/34	$1,000	$1,131,230

		$1,131,230

Electric Utilities — 3.6%
Missouri Joint Municipal Electric Utility Commission, (Iatan 2 Project), 5.00%, 1/1/34	$1,000	$1,134,050
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 12/1/31	1,000	1,152,130

		$2,286,180

Escrowed/Prerefunded — 9.6%
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	$270	$291,219
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	295	318,904
Kansas City, Tax Increment Revenue, (Maincor Project), Escrowed to Maturity, 5.25%, 3/1/18	195	196,847
Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue, (Revolving Funds Program), Prerefunded to 1/1/21, 5.00%, 7/1/30	970	1,067,640
Missouri Health and Educational Facilities Authority, (Liq: JPMorgan Chase Bank, N.A.), 0.99%, 5/15/19(1)(2)	2,250	2,250,000
Missouri Health and Educational Facilities Authority, (Children’s Mercy Hospital), Prerefunded to 5/15/19, 5.625%, 5/15/39	830	877,476
Wentzville R-IV School District, Prerefunded to 3/1/19, 0.00%, 3/1/28	1,975	1,121,050

		$6,123,136

General Obligations — 23.8%
Columbia School District, 5.00%, 3/1/31	$1,000	$1,097,650
Greene County Reorganized School District No. 3, 4.00%, 3/1/35	545	597,315
Hazelwood School District, 5.00%, 3/1/27	1,000	1,223,600
Independence School District, 5.00%, 3/1/30	1,000	1,068,830
Independence School District, (Direct Deposit Program), 5.00%, 3/1/29	205	219,110
Independence School District, (Direct Deposit Program), 5.00%, 3/1/29	795	850,809
Jefferson City School District, 5.00%, 3/1/36	1,000	1,160,080
Joplin Schools, 5.00%, 3/1/30(3)	1,000	1,209,090
Kansas City, 4.75%, 2/1/25	1,000	1,005,630
Lake Ozark Osage School, (School Building), 5.00%, 3/1/34	1,000	1,139,270
Liberty Public School District No. 53, Clay County, 5.00%, 3/1/28	1,000	1,008,550
Reorganized School District No. 7 of Jackson County, 5.00%, 3/1/28	1,000	1,008,550
Springfield School District No. R-12, 5.00%, 3/1/33	1,000	1,126,780
University City School District, 0.00%, 2/15/32	1,000	641,640
University City School District, 0.00%, 2/15/33	1,000	616,340
Wentzville R-IV School District, 0.00%, 3/1/27	805	622,885
Wentzville R-IV School District, 0.00%, 3/1/28	1,025	579,596

		$15,175,725

1

Security	Principal Amount (000’s omitted)	Value
Hospital — 15.4%
Boone County, (Boone Hospital Center), 4.00%, 8/1/38	$1,000	$1,013,120
Cape Girardeau County Industrial Development Authority, (St. Francis Medical Center), 5.00%, 6/1/37	1,000	1,075,840
Missouri Health and Educational Facilities Authority, (BJC Health System), 4.15%, 1/1/32	1,000	1,064,130
Missouri Health and Educational Facilities Authority, (BJC Health System), 5.00%, 1/1/30	1,000	1,133,730
Missouri Health and Educational Facilities Authority, (Children’s Mercy Hospital), 5.625%, 5/15/39	170	179,811
Missouri Health and Educational Facilities Authority, (Heartland Regional Medical Center), 5.00%, 2/15/37	1,000	1,084,710
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 11/15/47	1,000	1,141,310
Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), 4.00%, 11/15/33	1,480	1,554,799
Missouri Health and Educational Facilities Authority, (SSM Health Care), Prerefunded to 6/1/18, 5.00%, 6/1/36	1,000	1,018,170
Saline County Industrial Development Authority, (John Fitzgibbon Memorial Hospital), 5.60%, 12/1/28	500	530,600

		$9,796,220

Housing — 0.5%
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.50%, 9/1/29	$70	$71,697
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.70%, 3/1/35	220	230,069

		$301,766

Industrial Development Revenue — 2.9%
Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,540	$1,862,137

		$1,862,137

Insured-Electric Utilities — 1.9%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$950	$922,896
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	280	259,101

		$1,181,997

Insured-Escrowed/Prerefunded — 5.3%
Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/20	$3,590	$3,396,607

		$3,396,607

Insured-General Obligations — 1.8%
Saint Charles County, Francis Howell School District, (NPFG), 5.25%, 3/1/21	$1,000	$1,112,820

		$1,112,820

Insured-Hospital — 3.3%
Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), 0.00%, 9/1/20	$2,250	$2,109,263

		$2,109,263

Insured-Lease Revenue/Certificates of Participation — 6.3%
Jackson County, Leasehold Revenue, (Truman Sports Complex), (AMBAC), 0.00%, 12/1/20	$1,000	$930,010
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	2,170	1,692,990
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	2,105	1,401,025

		$4,024,025

2

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 6.5%
Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,355	$2,946,034
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	3,280	586,169
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	3,725	625,651

		$4,157,854

Insured-Transportation — 3.8%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$1,060	$1,159,767
Saint Louis Airport, (Lambert International Airport), (NPFG), 5.50%, 7/1/30	1,000	1,289,430

		$2,449,197

Senior Living/Life Care — 5.7%
Lee’s Summit Industrial Development Authority, Senior Living Facilities, (John Knox Village), 5.125%, 8/15/32	$925	$926,064
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	500	532,555
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/35	1,000	1,104,120
Saint Louis County Industrial Development Authority, (Friendship Village of St. Louis), 5.00%, 9/1/37	500	554,890
Saint Louis County Industrial Development Authority, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/35	500	528,655

		$3,646,284

Special Tax Revenue — 0.3%
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40(4)	$530	$211,470

		$211,470

Water and Sewer — 5.5%
Kansas City, Sanitation Sewer System Revenue, 5.25%, 1/1/34	$1,100	$1,141,052
Kansas City, Water Revenue, 5.25%, 12/1/32	1,165	1,208,664
Metropolitan Saint Louis Sewer District, 5.00%, 5/1/30	1,000	1,136,840

		$3,486,556

Total Tax-Exempt Investments — 98.0% (identified cost $59,134,957)		$62,452,467

Other Assets, Less Liabilities — 2.0%		$1,306,032

Net Assets — 100.0%		$63,758,499

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2017, 29.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.9% to 16.5% of total investments.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2017, the aggregate value of these securities is $2,250,000 or 3.5% of the Fund’s net assets.

3

(2)	Floating-rate certificate issued by a tender option bond trust that owns the underlying municipal bond. The floating-rate certificate may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at November 30, 2017.

(3)	When-issued security.

(4)	Issuer is in default with respect to interest payments.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation
Interest Rate Futures
U.S. 10-Year Treasury Note	19	Short	Mar-18	$ (2,356,891)	$7,144
U.S. Long Treasury Bond	6	Short	Mar-18	(910,312)	9,551

					$16,695

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

GNMA	-	Government National Mortgage Association

Liq	-	Liquidity Provider

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

At November 30, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $16,695.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At November 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$62,452,467	$—	$62,452,467
Total Investments	$—	$62,452,467	$—	$62,452,467
Futures Contracts	$16,695	$—	$—	$16,695
Total	$16,695	$62,452,467	$—	$62,469,162

The Fund held no investments or other financial instruments as of August 31, 2017 whose fair value was determined using Level 3 inputs. At November 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

North Carolina Municipal Income Fund

November 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 105.2%

Security	Principal Amount (000’s omitted)	Value
Education — 7.7%
Appalachian State University, 5.00%, 10/1/25	$400	$482,648
Appalachian State University, 5.00%, 10/1/26	225	271,728
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/25	365	410,891
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/44	2,000	2,348,700
North Carolina State University at Raleigh, 5.00%, 10/1/42	1,140	1,288,280
University of North Carolina at Charlotte, 4.00%, 10/1/34	770	840,563
University of North Carolina at Charlotte, 5.00%, 4/1/32	1,250	1,397,438
University of North Carolina at Greensboro, 4.00%, 4/1/36(1)	1,000	1,076,040
University of North Carolina at Greensboro, 5.00%, 4/1/26	660	774,503
University of North Carolina at Greensboro, Prerefunded to 4/1/22, 5.00%, 4/1/31	1,020	1,158,842

		$10,049,633

Electric Utilities — 3.3%
North Carolina Eastern Municipal Power Agency, Prerefunded to 1/1/19, 6.75%, 1/1/24	$2,000	$2,110,200
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/30	355	367,343
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/31	885	977,067
North Carolina Municipal Power Agency No. 1, (Catawba), Prerefunded to 1/1/19, 5.00%, 1/1/30	875	906,955

		$4,361,565

Escrowed/Prerefunded — 19.7%
Cabarrus County Certificates of Participation, Prerefunded to 6/1/18, 5.00%, 6/1/29	$1,550	$1,578,164
Cabarrus County Certificates of Participation, Prerefunded to 6/1/18, 5.25%, 6/1/28	1,400	1,427,146
Cape Fear Public Utility Authority, Water and Sewer System, Prerefunded to 8/1/18, 5.00%, 8/1/35	2,505	2,566,347
Durham County Certificates of Participation, Prerefunded to 6/1/19, 5.00%, 6/1/31	1,000	1,050,520
North Carolina Capital Facilities Finance Agency, (Duke University), Prerefunded to 4/1/19, 5.00%, 10/1/38(2)	5,000	5,224,600
North Carolina Capital Facilities Finance Agency, (Wake Forest University), Prerefunded to 1/1/19, 5.00%, 1/1/38	2,450	2,539,474
North Carolina Medical Care Commission, (Duke University Health System), Prerefunded to 6/1/19, 5.00%, 6/1/42	2,295	2,410,943
North Carolina Medical Care Commission, (University Health Systems of Eastern Carolina), Prerefunded to 12/1/18, 6.25%, 12/1/33	2,500	2,621,275
North Carolina, Capital Improvement Limited Obligation Bonds, Prerefunded to 5/1/21, 5.00%, 5/1/30	1,000	1,110,220
North Carolina, Capital Improvement Limited Obligation Bonds, Prerefunded to 5/1/20, 5.25%, 5/1/31	1,000	1,084,640
Wake County, Prerefunded to 6/1/19, 5.00%, 6/1/36	1,000	1,051,280
Winston-Salem, Water and Sewer System, Prerefunded to 6/1/19, 5.00%, 6/1/34	1,000	1,051,280
Winston-Salem, Water and Sewer System, Prerefunded to 6/1/19, 5.00%, 6/1/39	2,000	2,102,560

		$25,818,449

1

Security	Principal Amount (000’s omitted)	Value
General Obligations — 4.4%
Dare County Limited Obligation Bonds, 5.00%, 6/1/22	$125	$141,205
Forsyth County, 4.00%, 3/1/28	735	845,735
Greensboro, Series 2014, 5.00%, 2/1/27	650	760,799
Greensboro, Series 2016, 5.00%, 2/1/27	1,000	1,226,690
North Carolina, 5.00%, 6/1/22	500	570,365
Winston-Salem, 4.00%, 6/1/29	1,925	2,163,488

		$5,708,282

Hospital — 16.3%
New Hanover County, (New Hanover Regional Medical Center), 5.00%, 10/1/30	$250	$296,710
New Hanover County, (New Hanover Regional Medical Center), 5.00%, 10/1/34	1,000	1,163,510
North Carolina Medical Care Commission, (Cape Fear Valley Health System), 5.00%, 10/1/32	2,000	2,178,840
North Carolina Medical Care Commission, (Duke University Health System), 5.00%, 6/1/26	1,150	1,398,170
North Carolina Medical Care Commission, (Duke University Health System), 5.00%, 6/1/42	1,250	1,384,050
North Carolina Medical Care Commission, (Mission Health System, Inc.), 5.00%, 10/1/31	1,650	1,966,107
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29	3,100	3,364,182
North Carolina Medical Care Commission, (Novant Health Obligated Group), 4.75%, 11/1/43	1,000	1,060,090
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/30	910	970,096
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/32	1,000	1,147,230
North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.00%, 6/1/32	1,645	1,809,632
North Carolina Medical Care Commission, (Vidant Health), 5.00%, 6/1/31	2,000	2,291,600
North Carolina Medical Care Commission, (WakeMed), 5.00%, 10/1/31	2,000	2,258,880

		$21,289,097

Industrial Development Revenue — 0.6%
Columbus County Industrial Facilities & Pollution Control Financing Authority, 5.70%, 5/1/34	$750	$820,110

		$820,110

Insured – Education — 0.0%(3)
University of North Carolina, (AGC), 5.00%, 10/1/33	$35	$35,977

		$35,977

Insured – Electric Utilities — 1.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,740	$1,610,126
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	600	549,966

		$2,160,092

Insured – Escrowed/Prerefunded — 9.0%
Johnston Memorial Hospital Authority, (AGM), Prerefunded to 4/1/18, 5.25%, 10/1/36(2)	$6,560	$6,644,493
Monroe, Certificates of Participation, (AGC), Prerefunded to 3/1/19, 5.50%, 3/1/39	1,000	1,048,240
Monroe, Combined Enterprise System Revenue, (AGC), Prerefunded to 3/1/18, 5.00%, 3/1/33	1,950	1,967,550
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), Prerefunded to 1/1/19, 5.375%, 1/1/26	1,000	1,040,500
University of North Carolina, (AGC), Prerefunded to 10/1/18, 5.00%, 10/1/33	535	551,136
University of North Carolina, (AGC), Prerefunded to 10/1/18, 5.00%, 10/1/33	120	123,619
University of North Carolina, (AGC), Prerefunded to 10/1/18, 5.00%, 10/1/33	360	370,858

		$11,746,396

2

Security	Principal Amount (000’s omitted)	Value
Insured – General Obligations — 0.2%
Puerto Rico, (NPFG), 5.50%, 7/1/20	$285	$295,847

		$295,847

Insured – Special Tax Revenue — 0.4%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$550	$558,685

		$558,685

Insured – Transportation — 3.7%
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	$6,500	$3,464,110
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	1,300	1,422,356

		$4,886,466

Lease Revenue/Certificates of Participation — 20.2%
Buncombe County, 5.00%, 6/1/29	$750	$875,400
Buncombe County, 5.00%, 6/1/31	1,000	1,161,300
Cabarrus County Limited Obligation Bonds, 5.00%, 6/1/28	1,600	1,949,712
Cabarrus County Limited Obligation Bonds, 5.00%, 4/1/29	1,000	1,190,120
Cabarrus County Limited Obligation Bonds, 5.00%, 4/1/30	1,000	1,183,510
Cabarrus County Limited Obligation Bonds, 5.00%, 6/1/30	1,300	1,567,007
Davidson County Limited Obligation Bonds, 5.00%, 6/1/31	2,010	2,385,548
Durham Capital Financing Corp., 5.00%, 6/1/32	1,700	1,897,897
Durham Capital Financing Corp., 5.00%, 6/1/38	1,000	1,130,830
Mecklenburg County Public Facilities Corp., 5.00%, 2/1/27	500	614,140
Mecklenburg County Public Facilities Corp., 5.00%, 2/1/28	1,400	1,734,922
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/31	1,000	1,103,360
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/36	1,750	1,916,285
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/30	1,000	1,212,150
Orange County Public Facilities Co., 4.00%, 10/1/31	400	443,872
Orange County Public Facilities Co., 4.00%, 10/1/32	435	480,340
Raleigh Limited Obligation Bonds, 5.00%, 2/1/27	1,000	1,206,380
Scotland County Limited Obligation Bonds, 5.00%, 12/1/29	500	600,605
Scotland County Limited Obligation Bonds, 5.00%, 12/1/31	500	596,255
Scotland County Limited Obligation Bonds, 5.00%, 12/1/33	250	295,495
Watauga Public Facilities Corp., 5.00%, 6/1/27	1,000	1,111,430
Wayne County, Limited Obligation Bonds, 5.00%, 6/1/27	250	306,545
Wayne County, Limited Obligation Bonds, 5.00%, 6/1/28	500	607,395
Winston-Salem, 5.00%, 6/1/27	750	881,348

		$26,451,846

Other Revenue — 2.3%
Burke County, Limited Obligation Bonds, 5.00%, 4/1/26	$275	$330,954
Burke County, Limited Obligation Bonds, 5.00%, 4/1/27	250	303,313
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/24	1,000	1,167,940
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/25	1,035	1,228,203

		$3,030,410

3

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 1.8%
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	$2,000	$2,320,780

		$2,320,780

Solid Waste — 0.8%
Mecklenburg County, Special Obligation, 5.00%, 1/1/26	$1,000	$1,094,350

		$1,094,350

Transportation — 5.1%
Charlotte Airport, 5.50%, 7/1/34	$535	$586,569
Charlotte Airport, (AMT), 5.00%, 7/1/36	1,500	1,633,365
Charlotte Airport, (AMT), 5.375%, 7/1/28	1,000	1,081,660
North Carolina Ports Authority, 5.25%, 2/1/40	1,000	1,058,700
Raleigh-Durham Airport Authority, (AMT), 5.00%, 5/1/36	2,000	2,323,940

		$6,684,234

Water and Sewer — 8.0%
Brunswick County, (Water and Wastewater Systems), 5.00%, 4/1/30	$750	$875,310
Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/26	305	360,693
Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/28	540	633,523
Cape Fear Public Utility Authority, Water and Sewer System Revenue, 5.00%, 8/1/29	1,375	1,648,199
Charlotte, Water and Sewer, 5.00%, 7/1/34	1,000	1,052,980
Charlotte, Water and Sewer, 5.00%, 7/1/38	1,750	1,895,792
Greensboro, Combined Enterprise System Revenue, 4.00%, 6/1/34	400	436,976
Jacksonville, Enterprise Systems Revenue, 5.00%, 5/1/25	250	298,740
Jacksonville, Enterprise Systems Revenue, 5.00%, 5/1/26	625	755,456
Raleigh, Combined Enterprise System Revenue, 5.00%, 3/1/25	1,000	1,155,560
Union County, Enterprise Systems Revenue, 4.00%, 6/1/30	1,200	1,339,428

		$10,452,657

Total Tax-Exempt Investments — 105.2% (identified cost $132,172,260)		$137,764,876

Other Assets, Less Liabilities — (5.2)%		$(6,835,685)

Net Assets — 100.0%		$130,929,191

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2017, 14.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 7.3% of total investments.

(1)	When-issued security.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Amount is less than 0.05%.

4

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

The Fund did not have any open derivative instruments at November 30, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$137,764,876	$—	$137,764,876
Total Investments	$—	$137,764,876	$—	$137,764,876

The Fund held no investments or other financial instruments as of August 31, 2017 whose fair value was determined using Level 3 inputs. At November 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Oregon Municipal Income Fund

November 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 102.0%

Security	Principal Amount (000’s omitted)	Value
Education — 8.5%
Forest Grove, (Pacific University), 5.00%, 5/1/30	$500	$561,735
Forest Grove, (Pacific University), 5.25%, 5/1/34	1,000	1,090,610
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	2,000	2,252,260
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/34	1,000	1,056,530
Oregon Facilities Authority, (Reed College), Prerefunded to 7/1/20, 4.75%, 7/1/32	250	269,655
Oregon Facilities Authority, (Reed College), Prerefunded to 7/1/20, 5.00%, 7/1/29	250	271,225
Oregon Facilities Authority, (Reed College), Prerefunded to 7/1/20, 5.125%, 7/1/41	1,630	1,773,505
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/27	500	579,190
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/29	500	573,085
Oregon Facilities Authority, (Willamette University), 5.00%, 10/1/40	1,000	1,155,700

		$9,583,495

Electric Utilities — 1.2%
Port of Morrow, (Portland General Electric), 5.00%, 5/1/33	$1,250	$1,364,000

		$1,364,000

Escrowed/Prerefunded — 9.9%
Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), Prerefunded to 1/1/19, 8.25%, 1/1/38	$2,500	$2,673,375
Oregon Health and Science University, Prerefunded to 7/1/19, 5.75%, 7/1/39	2,000	2,129,520
Port of Portland, Portland International Airport, Prerefunded to 7/1/18, 5.00%, 7/1/29	4,000	4,084,720
Tri-County Metropolitan Transportation District, Prerefunded to 9/1/22, 5.00%, 9/1/30	2,000	2,276,880

		$11,164,495

General Obligations — 32.2%
Central School District No. 13J, Polk, Marion and Benton Counties, 0.00%, 6/15/38	$750	$368,610
Chemeketa Community College District, 5.00%, 6/15/25	1,000	1,173,440
David Douglas School District No. 40, Multnomah County, 0.00%, 6/15/24	1,640	1,411,581
Fern Ridge School District 28J, Lane and Douglas Counties, 4.00%, 6/15/24	1,055	1,188,384
Fern Ridge School District 28J, Lane and Douglas Counties, 5.00%, 6/15/25	525	632,562
Forest Grove School District No. 15, Washington County, 0.00%, 6/15/26	1,975	1,591,080
Greater Albany School District No. 8J, 5.00%, 6/15/30	500	605,415
Gresham-Barlow School District No. 10Jt, 5.00%, 6/15/28	1,000	1,237,610
Klamath County School District, 5.00%, 6/15/29	1,155	1,322,533
Lake Oswego, 5.00%, 6/1/33	2,450	2,829,088
Medford, 5.00%, 7/15/32	545	620,837
Medford School District No. 549C, Jackson County, Prerefunded to 6/15/18, 5.00%, 6/15/33	2,000	2,039,200
North Clackamas School District No. 12, Clackamas County, 5.00%, 6/15/28	2,500	2,918,675
Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	1,370	1,373,411
Pendleton School District No. 16R, Umatilla County, 5.00%, 6/15/24	1,220	1,449,592
Pendleton School District No. 16R, Umatilla County, 5.00%, 6/15/28	1,000	1,160,870
Philomath School District No. 17J, Benton and Polk Counties, 0.00%, 6/15/28	1,000	716,570
Philomath School District No. 17J, Benton and Polk Counties, 0.00%, 6/15/30	700	461,636
Philomath School District No. 17J, Benton and Polk Counties, 0.00%, 6/15/31	425	269,684

Security	Principal Amount (000’s omitted)	Value
Portland Housing Authority, (Pearl Court LP), (AMT), 4.625%, 1/1/27	$1,280	$1,283,814
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	465	465,856
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,740	2,743,124
Portland, Limited Tax, (Sellwood Bridge Project), 5.00%, 6/1/23	1,240	1,447,303
Redmond, 5.00%, 6/1/28	605	695,502
Redmond School District No. 2J, Deschutes and Jefferson Counties, 0.00%, 6/15/25	460	384,068
Redmond School District No. 2J, Deschutes and Jefferson Counties, 0.00%, 6/15/27	3,175	2,472,785
Riverdale School District No. 51J, Multnomah and Clackamas Counties, 0.00%, 6/15/29	1,000	699,000
Riverdale School District No. 51J, Multnomah and Clackamas Counties, 0.00%, 6/15/30	1,215	817,233
Salem-Keizer School District No. 24J, 0.00%, 6/15/29	1,050	755,086
Springfield School District No. 19, Lane County, 5.00%, 6/15/29	1,000	1,186,470

		$36,321,019

Hospital — 7.8%
Astoria Hospital Facilities Authority, (Columbia Memorial Hospital), 5.00%, 8/1/41	$310	$334,837
Klamath Falls Intercommunity Hospital Authority, (Sky Lakes Medical Center), 5.00%, 9/1/20	1,320	1,431,091
Klamath Falls Intercommunity Hospital Authority, (Sky Lakes Medical Center), 5.00%, 9/1/22	250	282,447
Oregon Facilities Authority, (Legacy Health System), 5.00%, 3/15/30	3,685	3,901,789
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	1,500	1,723,290
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/29	1,000	1,154,390

		$8,827,844

Housing — 4.1%
Oregon Housing and Community Services Department, (AMT), 5.15%, 7/1/42	$4,430	$4,623,104

		$4,623,104

Insured – Electric Utilities — 3.2%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,045	$1,015,186
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,760	2,553,994

		$3,569,180

Insured – Escrowed/Prerefunded — 1.9%
Beaverton School District, (AGC), Prerefunded to 6/1/19, 5.125%, 6/1/36	$715	$752,437
Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), (AMBAC), Prerefunded to 1/1/18, 5.375%, 1/1/35	1,415	1,419,358

		$2,171,795

Insured – General Obligations — 6.6%
Lebanon Community School District No. 9, Linn County, (NPFG), 5.50%, 6/15/30	$4,000	$5,124,800
Newport, (AGC), 0.00%, 6/1/28	1,000	725,660
Newport, (AGC), 0.00%, 6/1/29	1,225	852,465
West Linn-Wilsonville School District No. 3Jt, Clackamas and Washington Counties, (NPFG), 0.00%, 6/15/23	800	708,432

		$7,411,357

Insured – Hospital — 6.1%
Medford Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	$3,000	$3,258,600
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	4,135	3,660,012

		$6,918,612

Insured – Special Tax Revenue — 2.1%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	$6,100	$1,318,637

Security	Principal Amount (000’s omitted)	Value
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$1,015	$1,031,027

		$2,349,664

Insured – Transportation — 2.7%
Jackson County, Airport, (XLCA), (AMT), 5.25%, 12/1/23	$1,080	$1,083,089
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	1,800	1,969,416

		$3,052,505

Other Revenue — 8.9%
Metro, (Oregon Convention Center Hotel), 5.00%, 6/15/29	$750	$899,677
Oregon Department of Administrative Services, Prerefunded to 4/1/19, 5.00%, 4/1/28(1)	8,740	9,132,601

		$10,032,278

Senior Living/Life Care — 1.2%
Multnomah County Hospital Facilities Authority, (Mirabella at South Waterfront), 5.00%, 10/1/24	$415	$458,579
Multnomah County Hospital Facilities Authority, (Terwilliger Plaza, Inc.), 5.00%, 12/1/36	750	852,878

		$1,311,457

Special Tax Revenue — 0.5%
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40(2)	$1,525	$608,475

		$608,475

Transportation — 2.7%
Port of Portland, (Portland International Airport), (AMT), 5.00%, 7/1/29	$1,155	$1,360,405
Redmond, Airport Revenue, 5.50%, 6/1/24	215	226,395
Redmond, Airport Revenue, 5.75%, 6/1/27	200	211,470
Redmond, Airport Revenue, 6.00%, 6/1/34	550	583,347
Redmond, Airport Revenue, 6.25%, 6/1/39	600	638,298

		$3,019,915

Water and Sewer — 2.4%
Clackamas River Water, 5.00%, 11/1/29	$100	$116,883
Grants Pass, Wastewater Revenue, 4.00%, 12/1/36	1,160	1,255,340
Grants Pass, Wastewater Revenue, 4.00%, 12/1/37	1,205	1,300,798

		$2,673,021

Total Tax-Exempt Investments — 102.0% (identified cost $109,267,180)		$115,002,216

Other Assets, Less Liabilities — (2.0)%		$(2,245,750)

Net Assets — 100.0%		$112,756,466

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2017, 22.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 11.4% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Issuer is in default with respect to interest payments.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	20	Short	Mar-18	$(3,034,375)	$31,837

					$31,837

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At November 30, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $31,837.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$115,002,216	$—	$115,002,216
Total Investments	$—	$115,002,216	$—	$115,002,216
Futures Contracts	$31,837	$—	$—	$31,837
Total	$31,837	$115,002,216	$—	$115,034,053

The Fund held no investments or other financial instruments as of August 31, 2017 whose fair value was determined using Level 3 inputs. At November 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

South Carolina Municipal Income Fund

November 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 104.3%

Security	Principal Amount (000’s omitted)	Value
Education — 8.8%
Clemson University, 5.00%, 5/1/26	$2,000	$2,434,560
College of Charleston, Academic and Administrative Facilities, 5.00%, 4/1/37	2,695	2,924,749
Florence-Darlington Commission for Technical Education, 5.00%, 3/1/28	600	678,372
South Carolina Jobs-Economic Development Authority, (Furman University), 5.00%, 10/1/32	2,000	2,327,040
South Carolina Jobs-Economic Development Authority, (Furman University), 5.00%, 10/1/45	2,000	2,286,040
University of South Carolina, Higher Education, 5.00%, 5/1/30	600	683,238

		$11,333,999

Electric Utilities — 2.9%
Piedmont Municipal Power Agency, 5.00%, 1/1/24	$250	$290,835
Piedmont Municipal Power Agency, 5.00%, 1/1/25	1,000	1,179,640
South Carolina Public Service Authority, 5.00%, 12/1/37	2,000	2,277,680

		$3,748,155

Escrowed/Prerefunded — 18.0%
Charleston Waterworks and Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/30	$1,000	$1,102,240
Charleston Waterworks and Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/35	3,000	3,306,720
Columbia Waterworks and Sewer Revenue, Prerefunded to 2/1/20, 5.00%, 2/1/40	3,500	3,752,945
Greenwood County, (Self Regional Healthcare), Prerefunded to 10/01/19, 5.375%, 10/1/39	3,835	4,095,703
South Carolina Jobs-Economic Development Authority, (Kershaw County Medical Center), Prerefunded to 9/15/18, 6.00%, 9/15/38	3,380	3,503,978
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.375%, 1/1/28	155	161,363
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.375%, 1/1/28	4,355	4,533,773
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	205	213,686
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	2,375	2,475,629

		$23,146,037

General Obligations — 19.4%
Aiken County Consolidated School District, 5.00%, 3/1/25	$2,020	$2,423,576
Anderson County School District No. 5, 5.00%, 3/1/30	2,000	2,368,600
Georgetown County, 5.00%, 3/1/31	2,510	2,842,751
Georgetown County, 5.00%, 3/1/33	2,750	3,095,758
Hilton Head Island, 4.00%, 3/1/23	605	670,322
Hilton Head Island, 4.00%, 3/1/24	635	713,918
Hilton Head Island, 4.00%, 3/1/25	565	640,817
Horry County School District, 5.00%, 3/1/24	1,500	1,774,365
Horry County School District, 5.00%, 3/1/25	1,500	1,788,540
Lexington County School District No. 1, 5.00%, 2/1/26	1,060	1,288,462
Richland County, (Richland Library), 5.00%, 3/1/25	1,540	1,853,436
Richland-Lexington Airport District, (AMT), Prerefunded to 3/1/23, 3.00%, 3/1/27	580	608,716

1

Security	Principal Amount (000’s omitted)	Value
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/22	$195	$211,111
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/24	685	748,547
South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	4,275	3,924,193

		$24,953,112

Hospital — 15.5%
Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/30	$1,500	$1,717,305
Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/37	1,000	1,070,870
Greenville Health System, 5.00%, 5/1/31	1,500	1,699,305
Greenwood County, (Self Regional Healthcare), 4.00%, 10/1/21	1,050	1,132,163
Lexington County Health Services District, Inc., 5.00%, 11/1/27	3,615	3,625,664
Lexington County Health Services District, Inc., 5.00%, 11/1/32	955	957,836
South Carolina Jobs-Economic Development Authority, (AnMed Health), 5.00%, 2/1/36	2,500	2,815,525
South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/28	2,500	2,811,550
South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/29	450	504,527
South Carolina Jobs-Economic Development Authority, (Palmetto Health), 5.75%, 8/1/39	3,420	3,569,180

		$19,903,925

Industrial Development Revenue — 1.4%
Richland County, (International Paper Co.), (AMT), 3.875%, 4/1/23	$1,670	$1,797,605

		$1,797,605

Insured – Electric Utilities — 4.9%
Piedmont Municipal Power Agency, (NPFG), 0.00%, 1/1/23	$1,090	$960,879
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,075	1,044,330
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,350	1,272,078
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,375	2,197,730
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	950	870,779

		$6,345,796

Insured – Escrowed/Prerefunded — 6.0%
Greenwood Metropolitan District, Sewer System, (AGM), Prerefunded to 10/1/18, 5.00%, 10/1/39(1)	$7,500	$7,726,200

		$7,726,200

Insured – Lease Revenue/Certificates of Participation — 3.5%
St. Peters Parish/Jasper County Public Facilities Corp., (County Office Buildings), (AGM), 5.00%, 4/1/31	$1,000	$1,080,920
Sumter Two School Facilities, Inc., (Sumter School District), (BAM), 4.00%, 12/1/17	845	845,000
Sumter Two School Facilities, Inc., (Sumter School District), (BAM), 5.00%, 12/1/23	1,000	1,144,900
Sumter Two School Facilities, Inc., (Sumter School District), (BAM), 5.00%, 12/1/24	1,280	1,487,667

		$4,558,487

Insured – Special Tax Revenue — 0.7%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/41	$4,075	$933,705

		$933,705

Insured – Transportation — 1.4%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$1,700	$1,860,004

		$1,860,004

2

Security	Principal Amount (000’s omitted)	Value
Insured – Utilities — 3.4%
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$1,000	$1,212,650
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32	2,000	2,512,760
Newberry, (Combined Public Utility System), (AGM), 5.00%, 4/1/30	500	581,000

		$4,306,410

Insured – Water and Sewer — 1.7%
Lexington, Waterworks and Sewer Revenue, (AGC), 5.00%, 1/15/35	$2,025	$2,146,621

		$2,146,621

Lease Revenue/Certificates of Participation — 8.5%
Allendale County School District, (Refunding & Improvement), 5.00%, 12/1/22	$1,155	$1,308,846
Allendale County School District, (Refunding & Improvement), 5.00%, 12/1/24	500	577,300
Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30	2,000	2,291,000
Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30(1)	3,875	4,438,812
Dorchester County School District No. 2, (Growth Installment Purchase), 5.00%, 12/1/27	1,000	1,147,300
Securing Assets for Education, (Berkeley County School District), 5.00%, 12/1/27	1,000	1,166,150

		$10,929,408

Special Tax Revenue — 1.3%
Hilton Head Island, Beach Preservation Fee Pledge, 5.00%, 8/1/25	$400	$478,528
Myrtle Beach, (Hospitality Fee), 5.00%, 6/1/26	1,000	1,146,370

		$1,624,898

Student Loan — 1.0%
South Carolina Education Assistance Authority, 5.10%, 10/1/29	$1,255	$1,308,463

		$1,308,463

Transportation — 3.1%
South Carolina Ports Authority, 5.25%, 7/1/40	$3,725	$4,008,808

		$4,008,808

Water and Sewer — 2.8%
Charleston Waterworks and Sewer System Revenue, 5.00%, 1/1/29	$1,550	$1,890,984
Mount Pleasant, Waterworks and Sewer System Revenue, 5.00%, 6/1/37	1,000	1,187,760
North Charleston Sewer District, 2.00%, 1/1/29	500	465,315

		$3,544,059

Total Tax-Exempt Investments — 104.3% (identified cost $128,627,520)		$134,175,692

Other Assets, Less Liabilities — (4.3)%		$(5,535,857)

Net Assets — 100.0%		$128,639,835

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2017, 20.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.6% to 7.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

The Fund did not have any open derivative instruments at November 30, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$134,175,692	$—	$134,175,692
Total Investments	$—	$134,175,692	$—	$134,175,692

The Fund held no investments or other financial instruments as of August 31, 2017 whose fair value was determined using Level 3 inputs. At November 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Virginia Municipal Income Fund

November 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 105.2%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.8%
Virginia Resources Authority, Infrastructure Revenue, (Pooled Financing Program), 4.00%, 11/1/32	$1,000	$1,098,150
Virginia Resources Authority, Infrastructure Revenue, (Pooled Financing Program), 5.25%, 11/1/33	895	927,309

		$2,025,459

Education — 2.2%
University of Virginia, 5.00%, 4/1/38	$1,320	$1,571,156

		$1,571,156

Electric Utilities — 2.1%
Chesterfield County Economic Development Authority, (Virginia Electric Power Co.), (AMT), 5.60%, 11/1/31	$1,500	$1,503,750

		$1,503,750

Escrowed/Prerefunded — 29.2%
Alexandria Industrial Development Authority, (Episcopal High School), Prerefunded to 1/1/20, 5.00%, 1/1/40	$1,700	$1,818,201
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), Prerefunded to 5/15/19, 5.50%, 5/15/35	1,060	1,118,745
Loudoun County, Prerefunded to 7/1/19, 5.00%, 7/1/27	2,820	2,972,111
Norfolk, Prerefunded to 8/1/23, 5.00%, 8/1/28	750	878,550
Portsmouth, Prerefunded to 7/15/19, 5.25%, 7/15/25	390	412,776
University of Virginia, Prerefunded to 6/1/18, 5.00%, 6/1/40	2,100	2,138,157
Virginia College Building Authority, Prerefunded to 9/1/18, 5.00%, 9/1/33	2,000	2,054,260
Virginia College Building Authority, Prerefunded to 9/1/18, 5.00%, 9/1/38	275	282,461
Virginia Port Authority, (AMT), Prerefunded to 7/1/25, 5.00%, 7/1/33	3,000	3,587,730
Virginia Resources Authority, Clean Water Revenue, Prerefunded to 10/1/19, 5.00%, 10/1/31	1,000	1,062,200
Virginia Resources Authority, Infrastructure Revenue, (Pooled Funding Program), Prerefunded to 11/1/18, 5.25%, 11/1/33	1,655	1,712,909
Virginia Resources Authority, Infrastructure Revenue, (Pooled Funding Program), Prerefunded to 11/1/18, 5.25%, 11/1/33	160	165,598
Washington County Industrial Development Authority, (Davenport & Co., LLC), Prerefunded to 8/1/20, 5.25%, 8/1/30	1,500	1,641,075
Washington Metropolitan Area Transit Authority, Prerefunded to 7/1/19, 5.00%, 7/1/32	1,500	1,579,710

		$21,424,483

General Obligations — 16.3%
Alexandria, 5.00%, 7/1/28	$1,000	$1,239,570
Arlington County, 5.00%, 8/15/32	1,000	1,200,350
Culpeper, 5.00%, 8/1/25	1,350	1,626,642
Lynchburg, 5.00%, 2/1/23	1,000	1,158,010
Newport News, 5.00%, 8/1/28	1,000	1,215,220
Norfolk, 5.00%, 9/1/36(1)	2,140	2,482,785

1

Security	Principal Amount (000’s omitted)	Value
Portsmouth, 4.75%, 7/15/25	$500	$524,085
Portsmouth, 5.25%, 7/15/25	285	301,456
Virginia, 5.00%, 6/1/31	2,000	2,205,640

		$11,953,758

Hospital — 15.3%
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23(2)	$5,000	$5,642,900
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.50%, 5/15/35	1,940	2,052,675
Fredericksburg Economic Development Authority, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,141,350
Henrico County Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/30	645	722,200
Smyth County Industrial Development Authority, (Mountain States Health Alliance), 5.50%, 7/1/28	1,100	1,172,985
Winchester Economic Development Authority, (Valley Health System), 5.00%, 1/1/28	450	510,449

		$11,242,559

Insured-Education — 3.6%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$2,155	$2,656,318

		$2,656,318

Insured-Electric Utilities — 1.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,000	$971,470

		$971,470

Insured-Hospital — 2.8%
Henrico County Industrial Development Authority, (Bon Secours Health System, Inc.), (NPFG), 6.25%, 8/15/20	$1,160	$1,235,423
Virginia Beach, (Virginia Beach Memorial Hospital), (AMBAC), 5.125%, 2/15/18	810	816,197

		$2,051,620

Insured-Special Tax Revenue — 0.8%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$1,020	$564,233

		$564,233

Insured-Transportation — 12.3%
Chesapeake Bay Bridge and Tunnel District, (General Resolution), (NPFG), Escrowed to Maturity, 5.50%, 7/1/25	$2,500	$3,018,650
Norfolk Airport Authority, (AGM), 5.00%, 7/1/26	1,000	1,099,000
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,600	1,604,016
Richmond Metropolitan Authority, (NPFG), 5.25%, 7/15/22	2,870	3,124,368
Virginia Commonwealth Transportation Board, (NPFG), 0.00%, 4/1/26	200	165,192

		$9,011,226

Senior Living/Life Care — 2.5%
Albemarle County Economic Development Authority, (Westminster-Canterbury of the Blue Ridge), 5.00%, 1/1/42	$150	$152,276
Alexandria Industrial Development Authority, (Goodwin House, Inc.), 5.00%, 10/1/30	750	848,865
Harrisonburg Industrial Development Authority, (Sunnyside Presbyterian Home), 6.25%, 12/1/33	750	858,427

		$1,859,568

2

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 0.1%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$3,750	$102,450

		$102,450

Transportation — 3.8%
Metropolitan Washington, DC, Airport Authority System, (AMT), 5.375%, 10/1/29	$1,000	$1,032,220
Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/47	500	563,145
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/29	1,000	1,218,350

		$2,813,715

Water and Sewer — 10.1%
Fairfax County Water Authority, 5.25%, 4/1/27	$1,795	$2,266,313
Fairfax County, Sewer Revenue, 4.00%, 7/15/37	1,000	1,075,390
Henrico County, Water and Sewer System Revenue, 5.00%, 5/1/28	1,000	1,218,140
Newport News, Water Revenue, 5.00%, 7/15/33	1,000	1,184,970
Virginia Beach, Water and Sewer System Revenue, 5.00%, 10/1/26	1,375	1,689,669

		$7,434,482

Total Tax-Exempt Investments — 105.2% (identified cost $73,714,708)		$77,186,247

Other Assets, Less Liabilities — (5.2)%		$(3,803,579)

Net Assets — 100.0%		$73,382,668

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2017, 19.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 14.5% of total investments.

(1)	When-issued security.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

The Fund did not have any open derivative instruments at November 30, 2017.

3

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$77,186,247	$—	$77,186,247
Total Investments	$—	$77,186,247	$—	$77,186,247

The Fund held no investments or other financial instruments as of August 31, 2017 whose fair value was determined using Level 3 inputs. At November 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 25, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 25, 2018